Financial risk management - Changes in level 3 liability (Details) - Level 3 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities
Opening balance	¥ 38,059	¥ 34,190
Unrealised exchange difference		(371)
Change in fair value	26,506	4,240
Closing balance	64,565	38,059
Convertible note
Reconciliation of changes in fair value measurement, liabilities
Opening balance	38,059	34,190
Unrealised exchange difference		(371)
Change in fair value	26,506	4,240
Closing balance	¥ 64,565	¥ 38,059